TAXATION - Current and Deferred Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current income tax expense
PRC entities		¥ 223,903	¥ 156,706	¥ 120,280
Total		223,903	156,706	120,280
Deferred income tax expense
PRC entities		18,531	12,787	14,419
Total	$ 2,695	18,531	12,787	14,419
Income tax expense
PRC entities		242,434	169,493	134,699
Total	$ 35,261	¥ 242,434	¥ 169,493	¥ 134,699